SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION
NOTE 12     -    SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

A.	Geographic Information

The following is a summary of revenues and long-lived assets by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)
Revenues:
Israel	$222	$359	$1,217
Other foreign countries (mainly European and Asia)	1,828	454	2,071
	$2,050	$813	$3,288

	December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)
Long-lived assets:
Israel	$67	$79	$1,871
Taiwan	-	-	274
	$67	$79	$2,145

B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9

Customer A	89%	45%	21%
Customer B	11%	43%	24%
Customer C	0%	11%	26%
Customer D	0%	( *)	( *)

(*) Less than 10%.

C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	(in thousands)

Materials and production expenses	$623	$61	$865
Salaries, wages and employee benefits	-	-	29
Depreciation and amortization	-	-	12
Other manufacturing costs	46	36	122
	669	97	1,028
Royalties to the Government of Israel	48	12	97
	$717	$109	$1,125